Note 33 Dividend income breakdown by headline (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Dividend Income Breakdown By Headline [Line Items]
Dividend income	€ 76	€ 73
Financial assets at fair value through profit or loss, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	9	10
Financial assets at fair value through other comprehensive income, category [member]
Dividend Income Breakdown By Headline [Line Items]
Dividend income	€ 66	€ 63